Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
One percent increase
Disclosure of other provisions [line items]
Credit-Adjusted Risk-Free Rate	$ (623)	$ (228)
Inflation Rate	873	321
One percent decrease
Disclosure of other provisions [line items]
Credit-Adjusted Risk-Free Rate	875	313
Inflation Rate	$ (625)	$ (235)